Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis (audited) (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Jan. 01, 2018
Loans and advances [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional impairment allowance			£ 2,320
Loans and advances [member] | Impairment allowance [member] | Financial assets at amortised cost [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) through United Kingdom economic uncertainty, financial assets		£ 50
ECL movement excluding assets derecognised due to disposals and write-off		1,187
Loans and advances [member] | Impairment allowance [member] | Financial assets at amortised cost [member] | Continuing operations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) through United Kingdom economic uncertainty, financial assets		50
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional impairment allowance			29
Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional impairment allowance			2,051
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		2,326
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				£ 157
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				(86)
Loans to corporate entities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional impairment allowance			£ 240
Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 831
Loans to corporate entities [member] | Impairment allowance [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				48
Loans to corporate entities [member] | Impairment allowance [member] | UK Upward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				(49)
Loans to corporate entities [member] | Impairment allowance [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				98
Loans to corporate entities [member] | Impairment allowance [member] | US Upward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				£ (53)
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		24.00%
Upside 1 [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		33.00%
Upside 1 [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		33.00%
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 2,206
Upside 1 [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 0
Upside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.10%			3.20%
Upside 1 [member] | United Kingdom | GDP [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.10%
Upside 1 [member] | United Kingdom | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.10%
Upside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	3.90%			4.10%
Upside 1 [member] | United Kingdom | Unemployment [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.90%
Upside 1 [member] | United Kingdom | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.90%
Upside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	32.60%			36.70%
Upside 1 [member] | United Kingdom | HPI [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				32.60%
Upside 1 [member] | United Kingdom | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				32.60%
Upside 1 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.70%			4.60%
Upside 1 [member] | US | GDP [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.70%
Upside 1 [member] | US | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.70%
Upside 1 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	3.40%			3.50%
Upside 1 [member] | US | Unemployment [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.40%
Upside 1 [member] | US | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.40%
Upside 1 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	30.20%			27.30%
Upside 1 [member] | US | HPI [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				30.20%
Upside 1 [member] | US | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				30.20%
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		9.00%
Upside 2 [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		18.00%
Upside 2 [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		18.00%
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 2,055
Upside 2 [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 0
Upside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	4.50%			4.50%
Upside 2 [member] | United Kingdom | GDP [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				4.50%
Upside 2 [member] | United Kingdom | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				4.50%
Upside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	3.40%			3.90%
Upside 2 [member] | United Kingdom | Unemployment [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.40%
Upside 2 [member] | United Kingdom | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.40%
Upside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	46.40%			52.90%
Upside 2 [member] | United Kingdom | HPI [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				46.40%
Upside 2 [member] | United Kingdom | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				46.40%
Upside 2 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	4.80%			6.70%
Upside 2 [member] | US | GDP [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				4.80%
Upside 2 [member] | US | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				4.80%
Upside 2 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	3.00%			3.20%
Upside 2 [member] | US | Unemployment [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.00%
Upside 2 [member] | US | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.00%
Upside 2 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	36.90%			32.10%
Upside 2 [member] | US | HPI [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				36.90%
Upside 2 [member] | US | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				36.90%
Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		41.00%
Baseline [Member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		36.00%
Baseline [Member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		36.00%
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 2,287
Baseline [Member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 787
Baseline [Member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	1.70%			1.80%
Baseline [Member] | United Kingdom | GDP [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.10%
Baseline [Member] | United Kingdom | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				1.70%
Baseline [Member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	4.30%			4.60%
Baseline [Member] | United Kingdom | Unemployment [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.90%
Baseline [Member] | United Kingdom | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				4.30%
Baseline [Member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	3.20%			2.80%
Baseline [Member] | United Kingdom | HPI [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				32.60%
Baseline [Member] | United Kingdom | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.20%
Baseline [Member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	2.10%			2.10%
Baseline [Member] | US | GDP [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				2.10%
Baseline [Member] | US | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.70%
Baseline [Member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	3.70%			4.10%
Baseline [Member] | US | Unemployment [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.70%
Baseline [Member] | US | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				3.40%
Baseline [Member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	4.10%			3.40%
Baseline [Member] | US | HPI [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				4.10%
Baseline [Member] | US | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				30.20%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		23.00%
Downside 1 [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		11.00%
Downside 1 [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		11.00%
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 2,512
Downside 1 [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 0
Downside 1 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	0.30%			(0.60%)
Downside 1 [member] | United Kingdom | GDP [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				0.30%
Downside 1 [member] | United Kingdom | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				0.30%
Downside 1 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	5.70%			5.50%
Downside 1 [member] | United Kingdom | Unemployment [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				5.70%
Downside 1 [member] | United Kingdom | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				5.70%
Downside 1 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	(0.50%)			(9.20%)
Downside 1 [member] | United Kingdom | HPI [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				(0.50%)
Downside 1 [member] | United Kingdom | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				(0.50%)
Downside 1 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	0.40%			(1.00%)
Downside 1 [member] | US | GDP [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				0.40%
Downside 1 [member] | US | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				0.40%
Downside 1 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	5.20%			5.00%
Downside 1 [member] | US | Unemployment [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				5.20%
Downside 1 [member] | US | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				5.20%
Downside 1 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	0.00%			(2.10%)
Downside 1 [member] | US | HPI [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				0.00%
Downside 1 [member] | US | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				0.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.00%
Downside 2 [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.00%
Downside 2 [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.00%
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ 3,852
Downside 2 [member] | Loans to corporate entities [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	[1]	£ 0
Downside 2 [member] | United Kingdom | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	(4.10%)			(5.20%)
Downside 2 [member] | United Kingdom | GDP [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				(4.10%)
Downside 2 [member] | United Kingdom | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				(4.10%)
Downside 2 [member] | United Kingdom | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	8.80%			9.00%
Downside 2 [member] | United Kingdom | Unemployment [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				8.80%
Downside 2 [member] | United Kingdom | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				8.80%
Downside 2 [member] | United Kingdom | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	(32.10%)			(35.10%)
Downside 2 [member] | United Kingdom | HPI [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				(32.10%)
Downside 2 [member] | United Kingdom | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				(32.10%)
Downside 2 [member] | US | GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	(3.30%)			(5.20%)
Downside 2 [member] | US | GDP [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				(3.30%)
Downside 2 [member] | US | GDP [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				(3.30%)
Downside 2 [member] | US | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	8.40%			9.60%
Downside 2 [member] | US | Unemployment [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				8.40%
Downside 2 [member] | US | Unemployment [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				8.40%
Downside 2 [member] | US | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[4]	(17.40%)			(20.20%)
Downside 2 [member] | US | HPI [member] | UK Downward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				(17.40%)
Downside 2 [member] | US | HPI [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting				(17.40%)

[1]

Material corporate loan defaults are individually assessed across different recovery strategies which are impacted by the macroeconomic variables. As a result, only the baseline scenario is shown together with the weighted estimate which reflects alternative recovery paths.

[2]	Highest annual growth in Upside scenarios; 5 - y ea r average in Baseline; lowest annual growth in Downside scenarios.
[3]	Lowest point in Upside scenarios; 5 - y ea r average in Baseline; highest point in Downside scenarios.
[4]	5 - y ea r cumulative growth in Upside scenarios; 5 - y ea r average in Baseline; cumulative fall (peak-to-trough) in Downside scenarios.